Financial Risk Management - Deposits by Domestic and Foreign Offices (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits		¥ 31,406,231	¥ 32,935,364
Interest-bearing demand deposits		83,600,262	80,370,602
Deposits at notice		17,580,666	14,655,807
Time deposits		42,142,744	34,482,582
Negotiable certificates of deposit		15,667,132	17,175,392
Others	[1]	11,533,392	10,402,995
Deposits		201,930,427	190,022,742
Domestic [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits		28,069,136	29,902,509
Interest-bearing demand deposits		75,696,259	74,165,956
Deposits at notice		598,846	593,258
Time deposits		25,381,678	21,825,843
Negotiable certificates of deposit		2,985,452	4,264,295
Others		11,292,205	10,222,280
Deposits		144,023,576	140,974,141
Foreign [member]
Disclosure of deposits from customers [Line Items]
Non-interest-bearing demand deposits		3,337,095	3,032,855
Interest-bearing demand deposits		7,904,003	6,204,646
Deposits at notice		16,981,820	14,062,549
Time deposits		16,761,066	12,656,739
Negotiable certificates of deposit		12,681,680	12,911,097
Others		241,187	180,715
Deposits		¥ 57,906,851	¥ 49,048,601

[1]	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.